Other Operating Expenses	6 Months Ended
Jun. 30, 2019
Disclosure of other operating expenses [Abstract]
Other Operating Expenses
Other operating expenses

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Care and maintenance costs	39	47	74
Pension and medical defined benefit provisions	4	5	10
Government fiscal claims, care and maintenance of old tailings operations and other expenses	6	5	13
	49	57	97